UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08962
                                   ---------

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                 JUNE 30, 2008

                                   (GRAPHIC)

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                     INCOME

                          FRANKLIN TEMPLETON MONEY FUND

                WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

   Eligible shareholders can sign up for eDelivery at franklintempleton.com.
                            See inside for details.

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

Annual Report

Franklin Templeton Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Money Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

This annual report for Franklin Templeton Money Fund covers the fiscal year ended June 30, 2008.

PERFORMANCE OVERVIEW

Declining short-term interest rates during the year under review resulted in a decrease in the Fund's yield. For the 12-month reporting period, the Fund's Class A shares' seven-day effective yield fell from 4.86% to 1.86%. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary on page 6.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended June 30, 2008, the U.S. economy continued to expand, albeit at a sluggish pace. Gross domestic product growth decelerated sharply and registered a -0.2% annualized growth rate in the fourth quarter of 2007 from a fairly robust growth rate of 4.8% in the preceding quarter as ongoing weakness in the financial, labor and housing markets and waning investor and consumer confidence led to a pullback in consumer spending. These factors as well as upward inflationary pressures from a weakening U.S. dollar and increasing food, energy and commodity prices weighed on the overall economy. The retrenchment continued in the first quarter of 2008 as the economy grew at a 0.9% annualized rate. Economic growth, however, modestly improved in the second quarter and expanded at an estimated 1.9% annualized rate, largely supported by strong exports, some improvements in the housing market and a slight uptick in consumer spending.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 13.


                                Annual Report | 3

PORTFOLIO BREAKDOWN
6/30/08

                           % OF TOTAL
                           INVESTMENTS
                           -----------
Certificates of Deposit       47.6%
Commercial Paper              42.4%
Bank Notes                     7.6%
Repurchase Agreements          2.0%
U.S. Government & Agency
   Securities                  0.4%

Volatile oil prices reached a historical high in June, topping $143 per barrel, before retreating to $140 by period-end. Despite inflation risks from higher food and energy costs, core inflation, which excludes such costs, remained relatively subdued at an annual 2.4% rate in June 2008.1 This level was above the Federal Reserve Board's (Fed's) informal target range of 1.5%-2%. The core personal consumption expenditures price index reported a 12-month increase of 2.3%.(2)

The Fed acted aggressively to restore liquidity and confidence to unsettled financial markets and cut interest rates seven times over the 12-month period, bringing the federal funds target rate to 2.00%. The Fed also implemented a series of unconventional measures aimed at easing strained credit conditions. However, since April 30, the Fed has held rates steady and indicated growing concerns about inflation as it must balance the risks of a slowing economy and mounting inflationary pressures.

Despite the Fed's actions, U.S. Treasuries rallied and financial stocks continued to sell off for most of the reporting period. Fixed income spreads generally widened relative to Treasury yields over the period due to heightened market turbulence. Investors continued to seek the relative safety of short- and intermediate-term U.S. Treasury securities as Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields declined significantly, with the two-year bill yielding 2.63% at the end of June, down from 4.87% a year earlier. Over the same period, the 10-year U.S. Treasury note yield declined from 5.03% to 3.99%.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

1. Source: Bureau of Labor Statistics.
2. Source: Bureau of Economic Analysis.


                                4 | Annual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on June 30, 2008, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.(3)

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

3. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                Annual Report | 5

Performance Summary as of 6/30/08

CLASS A (SYMBOL: N/A)

Seven-Day Effective Yield(1)         +1.86%
Seven-Day Annualized Yield           +1.84%
Total Annual Operating Expenses(2)
   Without Waiver                     0.93%
   With Waiver                        0.60%

CLASS B (SYMBOL: FMBXX)

Seven-Day Effective Yield(1)         +1.26%
Seven-Day Annualized Yield           +1.25%
Total Annual Operating Expenses(2)
   Without Waiver                     1.57%
   With Waiver                        1.24%

CLASS C (SYMBOL: FRIXX)

Seven-Day Effective Yield(1)         +1.52%
Seven-Day Annualized Yield           +1.51%
Total Annual Operating Expenses(2)
   Without Waiver                     1.52%
   With Waiver                        1.19%

CLASS R (SYMBOL: FMRXX)

Seven-Day Effective Yield(1)         +1.32%
Seven-Day Annualized Yield           +1.31%
Total Annual Operating Expenses(2)
   Without Waiver                     1.43%
   With Waiver                        1.10%

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED IN ADVANCE TO LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER FOR EACH SHARE CLASS (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION AND INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 10/31/08. IF THE ADMINISTRATOR HAD NOT WAIVED FEES, THE FUND'S ANNUALIZED AND EFFECTIVE YIELDS FOR THE PERIOD WOULD HAVE BEEN 1.72% AND 1.74% FOR CLASS A SHARES, 1.13% AND 1.14% FOR CLASS B SHARES, 1.39% AND 1.40% FOR CLASS C SHARES, AND 1.19% AND 1.20% FOR CLASS R SHARES.

1.   The seven-day effective yield assumes compounding of daily dividends.

2. Figures are as stated in the Fund's prospectus current as of the date of this report.

Annualized and effective yields are for the seven-day period ended 6/30/08. The Fund's average weighted maturity was 53 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                6 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                Annual Report | 7

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                             BEGINNING                      EXPENSES PAID
                                              ACCOUNT     ENDING ACCOUNT   DURING PERIOD*
                                           VALUE 1/1/08    VALUE 6/30/08   1/1/08-6/30/08
                                           ------------   --------------   --------------
CLASS A
Actual                                        $1,000         $1,012.80          $3.00
Hypothetical (5% return before expenses)      $1,000         $1,021.88          $3.02
CLASS B
Actual                                        $1,000         $1,009.70          $6.20
Hypothetical (5% return before expenses)      $1,000         $1,018.70          $6.22
CLASS C
Actual                                        $1,000         $1,009.90          $5.95
Hypothetical (5% return before expenses)      $1,000         $1,018.95          $5.97
CLASS R
Actual                                        $1,000         $1,010.40          $5.50
Hypothetical (5% return before expenses)      $1,000         $1,019.39          $5.52

* Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.60%; B: 1.24%; C:
     1.19%; and R: 1.10%), which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                                8 | Annual Report

Franklin Templeton Money Fund Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MONEY FUND

                                                                 YEAR ENDED
                                                                  JUNE 30,
                                                             -----------------
CLASS A                                                        2008    2007(a)
-------                                                      -------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $  1.00   $  1.00
                                                             -------   -------
Income from investment operations-net investment income ..     0.036     0.025
Less distributions from net investment income ............    (0.036)   (0.025)
                                                             -------   -------
Net asset value, end of year .............................   $  1.00   $  1.00
                                                             =======   =======
Total return(b) ..........................................      3.66%     2.51%

RATIOS TO AVERAGE NET ASSETS(c)
Expenses before waiver and payments by affiliates(d) .....      0.72%     0.93%
Expenses net of waiver and payments by affiliates(d) .....      0.60%     0.60%
Net investment income ....................................      3.35%     4.75%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................   $ 2,222   $   345

(a)  For the period December 15, 2006 (effective date) to June 30, 2007.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(c)  Ratios are annualized for periods less than one year.

(d) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of these financial statements.


                                Annual Report | 9

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

                                                                           YEAR ENDED JUNE 30,
                                                             -----------------------------------------------
CLASS B                                                        2008      2007      2006      2005      2004
-------                                                      -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                             -------   -------   -------   -------   -------
Income from investment operations-net investment income ..     0.030     0.041     0.030     0.009        --(a)
Less distributions from net investment income ............    (0.030)   (0.041)   (0.030)   (0.009)       --(a)
                                                             -------   -------   -------   -------   -------
Net asset value, end of year .............................   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                             =======   =======   =======   =======   =======
Total return(b) ..........................................      3.00%     4.15%     3.03%     0.95%     0.04%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(c) .....      1.36%     1.57%     1.51%     1.48%     1.48%
Expenses net of waiver and payments by affiliates(c) .....      1.24%     1.24%     1.24%     1.24%     1.05%
Net investment income ....................................      2.71%     4.11%     3.01%     0.88%     0.04%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................   $74,450   $40,650   $48,118   $45,443   $65,715

(a)  Amount rounds to less than $0.001 per share.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(c) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of these financial statements.


                               10 | Annual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

                                                                            YEAR ENDED JUNE 30,
                                                             ------------------------------------------------
CLASS C                                                        2008       2007      2006      2005      2004
-------                                                      --------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year........................   $   1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                             --------   -------   -------   -------   -------
Income from investment operations-net investment income...      0.030     0.041     0.030     0.010     0.001
Less distributions from net investment income.............     (0.030)   (0.041)   (0.030)   (0.010)   (0.001)
                                                             --------   -------   -------   -------   -------
Net asset value, end of year..............................   $   1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                             ========   =======   =======   =======   =======
Total return(a)...........................................       3.05%     4.16%     3.07%     1.01%     0.09%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(b)......       1.31%     1.56%     1.46%     1.43%     1.42%
Expenses net of waiver and payments by affiliates(b)......       1.19%     1.23%     1.19%     1.19%     0.99%
Net investment income.....................................       2.76%     4.12%     3.06%     0.93%     0.10%
SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................   $214,552   $74,820   $90,613   $49,123   $85,041

(a) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 11

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

                                                                          YEAR ENDED JUNE 30,
                                                             ------------------------------------------
CLASS R                                                       2008     2007     2006     2005     2004
-------                                                      ------   ------   ------   ------   ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year........................   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                             ------   ------   ------   ------   ------
Income from investment operations-net investment income...    0.031    0.042    0.031    0.011    0.002
Less distributions from net investment income.............   (0.031)  (0.042)  (0.031)  (0.011)  (0.002)
                                                             ------   ------   ------   ------   ------
Net asset value, end of year..............................   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                             ======   ======   ======   ======   ======
Total return(a)...........................................     3.15%    4.29%    3.17%    1.09%    0.18%
RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates(b)......     1.22%    1.43%    1.37%    1.34%    1.33%
Expenses net of waiver and payments by affiliates(b)......     1.10%    1.10%    1.11%    1.10%    0.90%
Net investment income.....................................     2.85%    4.25%    3.15%    1.02%    0.18%
SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................   $3,809   $3,015   $2,480   $2,437   $2,356

(a) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

   The accompanying notes are an integral part of these financial statements.


                               12 | Annual Report

Franklin Templeton Money Fund Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008

FRANKLIN TEMPLETON MONEY FUND                 SHARES         VALUE
-----------------------------              -----------   ------------
MUTUAL FUND (COST $295,809,448) 100.3%
(a) The Money Market Portfolio, 2.43%...   295,809,448   $295,809,448
OTHER ASSETS, LESS LIABILITIES (0.3)%...                     (776,249)
                                                         ------------
NET ASSETS 100.0%.......................                 $295,033,199
                                                         ============

(a)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 13

Franklin Templeton Money Fund Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

                                                    FRANKLIN
                                                    TEMPLETON
                                                   MONEY FUND
                                                  ------------
Assets:
   Investment in Portfolio, at value and cost..   $295,809,448
   Receivables from capital shares sold .......      3,746,862
                                                  ------------
         Total assets .........................    299,556,310
                                                  ------------
Liabilities:
   Payables:
      Capital shares redeemed .................      4,027,585
      Affiliates ..............................        344,332
      Distributions to shareholders ...........         81,581
   Accrued expenses and other liabilities .....         69,613
                                                  ------------
         Total liabilities ....................      4,523,111
                                                  ------------
         Net assets, at value .................   $295,033,199
                                                  ------------
Net assets consist of paid-in capital .........   $295,033,199
                                                  ============
CLASS A:
   Net assets, at value .......................   $  2,221,518
                                                  ============
   Shares outstanding .........................      2,221,518
                                                  ============
   Net asset value per share(a) ...............   $       1.00
                                                  ============
CLASS B:
   Net assets, at value .......................   $ 74,450,381
                                                  ============
   Shares outstanding .........................     74,450,381
                                                  ============
   Net asset value per share(a) ...............   $       1.00
                                                  ============
CLASS C:
   Net assets, at value .......................   $214,552,384
                                                  ============
   Shares outstanding .........................    214,552,384
                                                  ============
   Net asset value per share(a) ...............   $       1.00
                                                  ============
CLASS R:
   Net assets, at value .......................   $  3,808,916
                                                  ============
   Shares outstanding .........................      3,808,916
                                                  ============
   Net asset value per share(a) ...............   $       1.00
                                                  ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               14 | Annual Report

Franklin Templeton Money Fund Trust

STATEMENT OF OPERATIONS
for the year ended June 30, 2008

                                                                           FRANKLIN
                                                                           TEMPLETON
                                                                          MONEY FUND
                                                                          ----------
Investment income:
   Dividends from Portfolio ...........................................   $9,210,389
                                                                          ----------
Expenses:
   Administrative fees (Note 3a) ......................................      911,798
   Distribution fees: (Note 3b)
      Class B .........................................................      402,334
      Class C .........................................................    1,027,769
      Class R .........................................................       19,430
   Transfer agent fees (Note 3d) ......................................      239,340
   Reports to shareholders ............................................       38,074
   Registration and filing fees .......................................      134,377
   Professional fees ..................................................       20,131
   Trustees' fees and expenses ........................................        6,738
   Other ..............................................................        6,760
                                                                          ----------
         Total expenses ...............................................    2,806,751
         Expenses waived/paid by affiliates (Note 3e) .................     (279,334)
                                                                          ----------
            Net expenses ..............................................    2,527,417
                                                                          ----------
               Net investment income ..................................    6,682,972
                                                                          ----------
Net increase (decrease) in net assets resulting from operations .......   $6,682,972
                                                                          ==========

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 15

Franklin Templeton Money Fund Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FRANKLIN TEMPLETON
                                                                        MONEY FUND
                                                               ---------------------------
                                                                    YEAR ENDED JUNE 30,
                                                                    2008          2007
                                                               ---------------------------
Increase (decrease) in net assets:
   Net investment income from operations ...................   $  6,682,972   $  4,598,722
                                                               ------------   ------------
   Distributions to shareholders from net investment income:
      Class A ..............................................        (35,390)        (1,488)
      Class B ..............................................     (1,731,008)    (1,713,342)
      Class C ..............................................     (4,799,668)    (2,782,046)
      Class R ..............................................       (116,906)      (101,846)
                                                               ------------   ------------
   Total distributions to shareholders .....................     (6,682,972)    (4,598,722)
                                                               ------------   ------------
   Capital share transactions: (Note 2)
      Class A ..............................................      1,876,948        344,570
      Class B ..............................................     33,800,101     (7,468,198)
      Class C ..............................................    139,732,432    (15,793,021)
      Class R ..............................................        793,443        535,377
                                                               ------------   ------------
   Total capital share transactions ........................    176,202,924    (22,381,272)
                                                               ------------   ------------
      Net increase (decrease) in net assets ................    176,202,924    (22,381,272)
Net assets (there is no undistributed net investment
   income at beginning or end of year):
   Beginning of year .......................................    118,830,275    141,211,547
                                                               ============   ============
   End of year .............................................   $295,033,199   $118,830,275
                                                               ============   ============

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Franklin Templeton Money Fund Trust

NOTES TO FINANCIAL STATEMENTS

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund
(Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Class R. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The Fund invests substantially all of its assets in the The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of June 30, 2008, the Fund owns 4.21% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income received from the Portfolio are normally declared daily. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among


                               Annual Report | 17

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                           YEAR ENDED JUNE 30,
                                                         ----------------------
                                                            2008       2007(a)
                                                         ----------   ---------
CLASS A SHARES:
   Shares sold .......................................   $2,386,405   $ 345,267
   Shares issued in reinvestment of distributions ....       35,249       1,425
   Shares redeemed ...................................     (544,706)     (2,122)
                                                         ----------   ----------
   Net increase (decrease) ...........................   $1,876,948   $ 344,570
                                                         ==========   ==========

(a) For Class A, for the period December 15, 2006 (effective date) to June 30, 2007.


                               18 | Annual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                            YEAR ENDED JUNE 30,
                                                       -----------------------------
                                                            2008            2007
                                                       -------------   -------------
CLASS B SHARES:
   Shares sold .....................................   $  87,884,321   $  26,148,246
   Shares issued in reinvestment of distributions ..       1,732,297       1,705,320
   Shares redeemed .................................     (55,816,517)    (35,321,764)
                                                       -------------   -------------
   Net increase (decrease) .........................   $  33,800,101   $  (7,468,198)
                                                       =============   =============
CLASS C SHARES:
   Shares sold .....................................   $ 409,151,924   $ 122,541,479
   Shares issued in reinvestment of distributions ..       4,796,951       2,765,899
   Shares redeemed .................................    (274,216,443)   (141,100,399)
                                                       -------------   -------------
   Net increase (decrease) .........................   $ 139,732,432   $ (15,793,021)
                                                       =============   =============
CLASS R SHARES:
   Shares sold .....................................   $   6,826,785   $   4,190,333
   Shares issued in reinvestment of distributions ..         116,466         101,294
   Shares redeemed .................................      (6,149,808)     (3,756,250)
                                                       -------------   -------------
   Net increase (decrease) .........................   $     793,443   $     535,377
                                                       =============   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of the Portfolio and of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ---------------------
Franklin Advisers, Inc. (Advisers)                              Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
       0.455%         Up to and including $100 million
       0.330%         Over $100 million, up to and including $250 million
       0.280%         In excess of $250 million


                               Annual Report | 19

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Class A shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ...   0.65%
Class C ...   0.65%
Class R ...   0.50%

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Contingent deferred sales charges retained ...   $332,774

D. TRANSFER AGENT FEES

For the year ended June 30, 2008, the Fund paid transfer agent fees of $239,340, of which $136,246 was retained by Investor Services.

E. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive all or a portion of its fees and to assume payment of other expenses through October 31, 2008. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After October 31, 2008, Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2008 and 2007, was as follows:

                                                2008         2007
                                             ----------   ----------
Distributions paid from ordinary income ..   $6,682,972   $4,598,722
                                             ==========   ==========

At June 30, 2008, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ............   $295,809,448
                                   ============
Undistributed ordinary income ..   $     81,581
                                   ============


                               20 | Annual Report

Franklin Templeton Money Fund Trust

FRANKLIN TEMPLETON MONEY FUND

5. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                               Annual Report | 21

Franklin Templeton Money Fund Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE FRANKLIN TEMPLETON MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Templeton Money Fund (the "Fund") at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments with the Portfolio's transfer agent at June 30, 2008, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 19, 2008


                               22 | Annual Report

Franklin Templeton Money Fund Trust

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $6,682,972 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2008.


                               Annual Report | 23

Franklin Templeton Money Fund Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                      NUMBER OF PORTFOLIOS
                                                                         IN FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF             OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   --------------   -----------------   --------------------   -----------------------------------
HARRIS J. ASHTON (1932)          Trustee          Since 1995          143                    Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).

ROBERT F. CARLSON (1928)         Trustee          Since 2003          122                    None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS)
(1971-January 2008); member and Chairman of the Board, Sutter Community
Hospitals; member, Corporate Board, Blue Shield of California; and Chief
Counsel, California Department of Transportation.

SAM GINN (1937)                  Trustee          Since 2007          122                    Chevron Corporation (global energy
One Franklin Parkway                                                                         company) and ICO Global
San Mateo, CA 94403-1906                                                                     Communications (Holdings) Limited
                                                                                             (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC
(wireless company); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Groups
(telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)          Trustee          Since 2005          143                    Hess Corporation (exploration and
One Franklin Parkway                                                                         refining of oil and gas), H.J.
San Mateo, CA 94403-1906                                                                     Heinz Company (processed foods and
                                                                                             allied products), RTI International
                                                                                             Metals, Inc. (manufacture and
                                                                                             distribution of titanium), Canadian
                                                                                             National Railway (railroad) and
                                                                                             White Mountains Insurance Group,
                                                                                             Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).


                               24 | Annual Report

                                                                      NUMBER OF PORTFOLIOS
                                                                         IN FUND COMPLEX
NAME, YEAR OF BIRTH                                   LENGTH OF             OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   --------------   -----------------   --------------------   -----------------------------------
FRANK W.T. LAHAYE (1929)         Trustee          Since 1995          122                    Center for Creative Land Recycling
One Franklin Parkway                                                                         (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)            Trustee          Since 2005          143                    Hess Corporation (exploration and
One Franklin Parkway                                                                         refining of oil and gas) and
San Mateo, CA 94403-1906                                                                     Sentient Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).

LARRY D. THOMPSON (1945)         Trustee          Since 2007          143                    None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)            Lead             Trustee since       122                    None
One Franklin Parkway             Independent      2007 and Lead
San Mateo, CA 94403-1906         Trustee          Independent
                                                  Trustee since
                                                  January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief
Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);
Chief Financial Officer and Executive Vice President - Finance and Strategy,
Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice
President and Partner, Bain & Company (consulting firm) (1986-1990).

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                      NUMBER OF PORTFOLIOS
                                                                             IN FUND
NAME, YEAR OF BIRTH                                   LENGTH OF         COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   --------------   -----------------   --------------------   -----------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and      Since 1995          143                    None
One Franklin Parkway             Chairman of
San Mateo, CA 94403-1906         the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin
Templeton Investments.


                               Annual Report | 25

                                                                      NUMBER OF PORTFOLIOS
                                                                             IN FUND
NAME, YEAR OF BIRTH                                   LENGTH OF         COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   --------------   -----------------   --------------------   -----------------------------------
**GREGORY E. JOHNSON (1961)      Trustee          Since 2007          94                     None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.;
President, Templeton Worldwide, Inc.; Director, Templeton Asset Management Ltd.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)            Chief            Chief Compliance    Not Applicable         Not Applicable
One Franklin Parkway             Compliance       Officer since
San Mateo, CA 94403-1906         Officer and      2004 and Vice
                                 Vice President   President - AML
                                 - AML            Compliance since
                                 Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of
Compliance, Franklin Resources, Inc. (1994-2001).

LAURA F. FERGERSON (1962)        Treasurer,       Treasurer since     Not Applicable         Not Applicable
One Franklin Parkway             Chief Financial  2004, Chief
San Mateo, CA 94403-1906         Officer and      Financial Officer
                                 Chief            and Chief
                                 Accounting       Accounting
                                 Officer          Officer since
                                                  February 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

JIMMY D. GAMBILL (1947)          Vice President   Since February      Not Applicable         Not Applicable
500 East Broward Blvd.                            2008
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.

DAVID P. GOSS (1947)             Vice President   Since 2000          Not Applicable         Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.


                               26 | Annual Report

                                                                      NUMBER OF PORTFOLIOS
                                                                             IN FUND
NAME, YEAR OF BIRTH                                   LENGTH OF         COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   --------------   -----------------   --------------------   -----------------------------------
RUPERT H. JOHNSON, JR. (1940)    President and    President since     Not Applicable         Not Applicable
One Franklin Parkway             Chief            1995 and Chief
San Mateo, CA 94403-1906         Executive        Executive Officer
                                 Officer -        -Investment
                                 Investment       Management
                                 Management       since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior
Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 44 of the investment companies in Franklin Templeton
Investments.

KAREN L. SKIDMORE (1952)         Vice President   Since 2006          Not Applicable         Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of
30 of the investment companies in Franklin Templeton Investments.

CRAIG S. TYLE (1960)             Vice President   Since 2005          Not Applicable         Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).


                               Annual Report | 27

                                                                      NUMBER OF PORTFOLIOS
                                                                             IN FUND
NAME, YEAR OF BIRTH                                   LENGTH OF         COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------   --------------   -----------------   --------------------   -----------------------------------
GALEN G. VETTER (1951)           Senior Vice      Since February      Not Applicable         Not Applicable
500 East Broward Blvd.           President and    2008
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer-
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director,
RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                               28 | Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                                                    YEAR ENDED JUNE 30,
                                                              ----------------------------------------------------------------
                                                                 2008         2007           2006          2005        2004
                                                              ----------   ----------     ----------    ---------   ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................   $     1.00   $     1.00     $     1.00   $     1.00   $     1.00
                                                              ----------   ----------     ----------   ----------   ----------
Income from investment operations:
   Net investment income ..................................        0.040        0.052          0.041        0.020        0.009
   Net realized gains (losses) ............................           --           --(a)          --           --           --
                                                              ----------   ----------     ----------   ----------   ----------
Less distributions from net investment income .............       (0.040)      (0.052)        (0.041)      (0.020)      (0.009)
                                                              ----------   ----------     ----------   ----------   ----------
Net asset value, end of year ..............................   $     1.00   $     1.00     $     1.00   $     1.00   $     1.00
                                                              ==========   ==========     ==========   ==========   ==========
Total return ..............................................         4.10%        5.28%          4.15%        2.06%        0.94%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates and
   expense reduction ......................................         0.16%        0.15%          0.16%        0.16%        0.16%
Expenses net of waiver and payments by affiliates and
   expense reduction(b)....................................         0.16%        0.15%          0.16%        0.16%        0.15%
Net investment income .....................................         4.02%        5.17%          4.09%        2.04%        0.93%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................   $7,028,194   $6,580,101     $4,993,739   $5,676,479   $5,505,394

(a)  Amount rounds to less than $0.001 per share.

(b)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 29

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2008

    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT(a)        VALUE
    --------------------------                                                           -------------------   --------------
    INVESTMENTS 102.4%
    BANK NOTES 7.8%
    Bank of America NA, 2.85%, 10/14/08 ..............................................       $275,000,000      $  275,007,946
    Wells Fargo Bank NA, 2.50%, 7/14/08 ..............................................        275,000,000         275,000,000
                                                                                                               --------------
    TOTAL BANK NOTES (COST $550,007,946) .............................................                            550,007,946
                                                                                                               --------------
    CERTIFICATES OF DEPOSIT 48.8%
    ABN Amro Bank NV, Chicago Branch, 2.43%, 7/08/08 .................................        275,000,000         275,000,534
    Australia and New Zealand Banking Group Ltd., New York Branch, 2.92%, 10/15/08 ...        125,000,000         125,003,645
    Bank of Ireland, Connecticut Branch, 2.625%, 7/07/08 .............................        275,000,000         275,000,228
    Banque Nationale De Paris, New York Branch, 2.88%, 7/23/08 .......................        100,000,000         100,000,000
    Banque Nationale De Paris, New York Branch, 2.45%, 8/15/08 .......................        175,000,000         175,002,133
    Barclays Bank PLC, New York Branch, 2.87%, 7/29/08 ...............................        275,000,000         275,000,000
    Calyon NY, New York Branch, 2.90%, 10/01/08 ......................................        275,000,000         275,000,000
    Dexia Credit Local NY, New York Branch, 2.66%, 8/08/08 ...........................        275,000,000         275,000,000
    Lloyds Bank PLC, New York Branch, 2.395%, 7/10/08 ................................        275,000,000         275,000,686
    Rabobank Nederland, New York Branch, 2.67%, 9/12/08 ..............................        275,000,000         275,000,000
    Royal Bank of Canada, New York Branch, 2.72%, 9/15/08 ............................        275,000,000         275,000,000
    Svenska Handelsbanken, New York Branch, 2.59%, 9/03/08 ...........................        275,000,000         275,000,000
    Toronto-Dominion Bank, New York Branch, 2.60%, 8/21/08 ...........................        275,000,000         275,000,000
    Westpac Banking Corp., New York Branch, 2.85%, 8/22/08 ...........................        275,000,000         275,003,935
                                                                                                               --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $3,425,011,161) ..............................                          3,425,011,161
                                                                                                               --------------
(b) COMMERCIAL PAPER 43.4%
    Abbott Laboratories, 7/08/08 .....................................................         77,000,000          76,967,061
    Australia and New Zealand Banking Group Ltd., 7/09/08 ............................        100,000,000          99,944,444
    Australia and New Zealand Banking Group Ltd., 8/04/08 ............................         50,000,000          49,882,417
    BP Capital Markets PLC, 7/01/08 ..................................................        106,878,000         106,878,000
    Commonwealth Bank of Australia, 7/07/08 ..........................................        100,000,000          99,956,083
    Commonwealth Bank of Australia, 9/22/08 ..........................................        175,000,000         173,910,625
    Danske Corp., 7/01/08 ............................................................         50,000,000          50,000,000
    Danske Corp., 7/28/08 ............................................................        275,000,000         274,480,250
    General Electric Capital Corp., 3/06/09 ..........................................        275,000,000         269,316,666
    Internationale Nederlanden U.S., 7/01/08 .........................................         50,000,000          50,000,000
    Internationale Nederlanden U.S., 9/08/08 .........................................        275,000,000         273,632,219
    Johnson & Johnson, 7/21/08 .......................................................         75,000,000          74,883,000
    Johnson & Johnson, 7/28/08 .......................................................        200,000,000         199,772,222
    Lloyds Bank PLC (CP), 7/01/08 ....................................................            100,000             100,000
    Nestle Capital Corp., 7/01/08 ....................................................        155,700,000         155,700,000
    Nestle Capital Corp., 7/21/08 ....................................................        100,000,000          99,881,667
    Novartis Finance Corp., 7/18/08 ..................................................        250,000,000         249,728,472
    PepsiCo Inc., 7/02/08 ............................................................        125,000,000         124,992,535
    PepsiCo Inc., 7/07/08 ............................................................         50,000,000          49,982,250
    Pfizer Inc., 7/15/08 .............................................................        125,306,000         125,212,438
    Procter & Gamble International Funding, 7/01/08 ..................................        100,000,000         100,000,000
    Procter & Gamble International Funding, 7/22/08 ..................................         50,000,000          49,936,708
    Toyota Motor Credit Corp., 2/09/09 ...............................................        250,000,000         245,896,181
    United Parcel Service Inc., 7/09/08 ..............................................         50,000,000          49,977,778
                                                                                                               --------------
    TOTAL COMMERCIAL PAPER (COST $3,051,031,016) .....................................                          3,051,031,016
                                                                                                               --------------


                               30 | Annual Report

The Money Market Portfolios

    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT(a)        VALUE
    --------------------------                                                           -------------------   --------------
    INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (COST $30,325,000) 0.4%
(b) FHLB, 7/01/08 ....................................................................       $ 30,325,000      $   30,325,000
                                                                                                               --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS(COST $7,056,375,123) ..............                          7,056,375,123
                                                                                                               --------------
(c) REPURCHASE AGREEMENTS 2.0%
    ABN Amro Bank NV, 2.15%, 7/01/08 (Maturity Value $55,003,285)
    Collateralized by U.S. Government Agency Securities, 3.125% - 4.75%,
       4/24/09 - 11/12/10 ............................................................         55,000,000          55,000,000
    Deutsche Morgan Grenfell, 1.75%, 7/01/08 (Maturity Value $84,159,091)
    Collateralized by aU.S. Treasury Bill, 9/25/08; and U.S. Treasury Note, 3.00%,
       7/15/12 .......................................................................         84,155,000          84,155,000
                                                                                                               --------------
    TOTAL REPURCHASE AGREEMENTS (COST $139,155,000) ..................................                            139,155,000
                                                                                                               --------------
    TOTAL INVESTMENTS (COST $7,195,530,123) 102.4% ...................................                          7,195,530,123
    OTHER ASSETS, LESS LIABILITIES (2.4)% ............................................                           (167,335,933)
                                                                                                               --------------
    NET ASSETS 100.0% ................................................................                         $7,028,194,190
                                                                                                               ==============

SELECTED PORTFOLIO ABBREVIATIONS
FHLB - Federal Home Loan Bank

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c)  See Note 1(b) regarding repurchase agreements.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 31

The Money Market Portfolios

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

                                                                THE
                                                           MONEY MARKET
                                                             PORTFOLIO
                                                          --------------
Assets:
   Investments in securities, at amortized cost .......   $7,056,375,123
   Repurchase agreements, at value and cost ...........      139,155,000
                                                          --------------
      Total investments ...............................   $7,195,530,123
   Cash ...............................................            5,646
   Interest receivable ................................        8,650,806
                                                          --------------
      Total assets ....................................    7,204,186,575
                                                          --------------
Liabilities:
   Payables:
      Investment securities purchased .................      175,002,133
      Affiliates ......................................          864,562
      Distributions to shareholders ...................            8,342
   Accrued expenses and other liabilities .............          117,348
                                                          --------------
      Total liabilities ...............................      175,992,385
                                                          --------------
      Net assets, at value ............................   $7,028,194,190
                                                          --------------
Net assets consist of:
   Paid-in capital ....................................   $7,028,213,659
   Accumulated net realized gain (loss) ...............          (19,469)
                                                          --------------
      Net assets, at value ............................   $7,028,194,190
                                                          ==============
   Shares outstanding .................................    7,028,213,659
                                                          ==============
   Net asset value per share ..........................   $         1.00
                                                          ==============

   The accompanying notes are an integral part of these financial statements.


                               32 | Annual Report

The Money Market Portfolios

STATEMENT OF OPERATIONS
for the year ended June 30, 2008

                                                                          THE
                                                                     MONEY MARKET
                                                                       PORTFOLIO
                                                                     ------------
Investment income:
   Interest ......................................................   $282,174,972
                                                                     ------------
Expenses:
   Management fees (Note 3a) .....................................     10,149,545
   Custodian fees (Note 4) .......................................        115,572
   Reports to shareholders .......................................          9,144
   Professional fees .............................................        105,934
   Other .........................................................        110,380
                                                                     ------------
      Total expenses .............................................     10,490,575
      Expense reductions (Note 4) ................................         (1,906)
                                                                     ------------
         Net expenses ............................................     10,488,669
                                                                     ------------
            Net investment income ................................    271,686,303
                                                                     ------------
Net increase (decrease) in net assets resulting from operations ..   $271,686,303
                                                                     ============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 33

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               THE MONEY MARKET PORTFOLIO
                                                                                                  YEAR ENDED JUNE 30,
                                                                                            -------------------------------
                                                                                                 2008             2007
                                                                                            --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .............................................................   $  271,686,303   $  318,082,571
      Net realized gain (loss) from investments .........................................               --          (19,469)
                                                                                            --------------   --------------
         Net increase (decrease) in net assets resulting from operations ................      271,686,303      318,063,102
                                                                                            --------------   --------------
   Distributions to shareholders from net investment income .............................     (271,686,303)    (318,082,571)
   Capital share transactions (Note 2) ..................................................      448,092,878    1,586,381,761
                                                                                            --------------   --------------
         Net increase (decrease) in net assets ..........................................      448,092,878    1,586,362,292
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year ....................................................................    6,580,101,312    4,993,739,020
                                                                                            --------------   --------------
   End of year ..........................................................................   $7,028,194,190   $6,580,101,312
                                                                                            ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               34 | Annual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolio may enter into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at year end had been entered into on June 30, 2008. Repurchase agreements are valued at cost.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Portfolio's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Portfolio has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2008, and has determined that no provision for income tax is required in the Portfolio's financial statements.


                               Annual Report | 35

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                           YEAR ENDED JUNE 30,
                                                    ---------------------------------
                                                          2008              2007
                                                    ---------------   ---------------
Shares sold......................................   $ 8,390,404,437   $ 9,565,818,487
Shares issued on merger (Note 6).................                --        84,125,474
Shares issued in reinvestment of distributions...       271,685,448       318,075,338
Shares redeemed..................................    (8,213,997,007)   (8,381,637,538)
                                                    ---------------   ---------------
Net increase (decrease)..........................   $   448,092,878   $ 1,586,381,761
                                                    ===============   ===============


                               36 | Annual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors or trustees of the Franklin Money Fund, the Institutional Fiduciary Trust, and the Franklin Templeton Money Fund Trust, and of the following subsidiaries:

SUBSIDIARY                                                          AFFILIATION
----------                                                      ------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2008, the shares of the Portfolio were owned by the following funds:

                                                                                    PERCENTAGE OF
                                                                     SHARES      OUTSTANDING SHARES
                                                                 -------------   ------------------
Institutional Fiduciary Trust - Money Market Portfolio........   4,086,199,858         58.14%
Franklin Money Fund...........................................   2,495,690,642         35.51%
Franklin Templeton Money Fund Trust-
   Franklin Templeton Money Fund..............................     295,809,448          4.21%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund...     150,513,711          2.14%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended June 30, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2008, the Portfolio had tax basis capital losses of $19,469 expiring in 2016.


                               Annual Report | 37

The Money Market Portfolios

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended June 30, 2008 and 2007, was as follows:

                                                2008           2007
                                            ------------   ------------
Distributions paid fromordinary income...   $271,686,303   $318,082,571
                                            ------------   ------------

At June 30, 2008, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments.............   $7,195,530,123
                                   --------------
Undistributed ordinary income...   $        8,342
                                   --------------

6. MERGER

On August 31, 2006, the Franklin Money Fund acquired all of the assets, subject to liabilities of the Franklin Federal Money Fund pursuant to an agreement of merger. The merger was accomplished by a taxable exchange and accounted for as a purchase, and resulted in the Franklin Money Fund owning shares of the U.S. Government Securities Money Market Portfolio. The Franklin Money Fund then used the shares of the U.S. Government Securities Money Market Portfolio to purchase in-kind additional shares of the Portfolio. The U.S. Government Securities Money Market Portfolio then liquidated and transferred its portfolio securities to the Portfolio.

The selected financial information and shares outstanding immediately before and after the acquisition were as follows:

                                                              SHARES AT
FUND NAME                                                  $1.00 PER SHARE
---------                                                  ---------------
The U.S. Government Securities Money Market Portfolio...        84,125,474
The Money Market Portfolio..............................     5,604,232,120
The Money Market Portfolio - post merger................     5,688,357,594

7. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                               38 | Annual Report

The Money Market Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the "Fund") at June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 19, 2008


                               Annual Report | 39

The Money Market Portfolios

TAX DESIGNATION (UNAUDITED)

Under Section 871(k)(1)(C) of the Internal Revenue Code (Code), the Portfolio designates the maximum amount allowable but no less than $271,686,303 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended June 30, 2008.


                               40 | Annual Report

The Money Market Portfolios

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                       NUMBER OF
                                                                       PORTFOLIOS IN FUND
NAME, YEAR OF BIRTH                                LENGTH OF           COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED         BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
-------------------              ---------------   -----------------   ------------------   -------------------------------------
HARRIS J. ASHTON (1932)          Trustee           Since 1992          143                  Bar-S Foods (meat packing company).
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).

ROBERT F. CARLSON (1928)         Trustee           Since 1998          122                  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS)
(1971-January 2008); member and Chairman of the Board, Sutter Community
Hospitals; member, Corporate Board, Blue Shield of California; and Chief
Counsel, California Department of Transportation.

SAM GINN (1937)                  Trustee           Since 2007          122                  Chevron Corporation (global energy
One Franklin Parkway                                                                        company) and ICO Global
San Mateo, CA 94403-1906                                                                    Communications (Holdings) Limited
                                                                                            (satellite company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC
(wireless company); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Groups
(telephone holding company) (1988-1994).

EDITH E. HOLIDAY (1952)          Trustee           Since 2005          143                  Hess Corporation (exploration and
One Franklin Parkway                                                                        refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906                                                                    Company (processed foods and allied
                                                                                            products), RTI International Metals,
                                                                                            Inc. (manufacture and distribution
                                                                                            of titanium), Canadian National
                                                                                            Railway (railroad) and White
                                                                                            Mountains Insurance Group, Ltd.
                                                                                            (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).


                               Annual Report | 41

                                                                       NUMBER OF
                                                                       PORTFOLIOS IN FUND
NAME, YEAR OF BIRTH                                LENGTH OF           COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED         BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
-------------------              ---------------   -----------------   ------------------   -------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee           Since 1992          122                  Center for Creative Land Recycling
One Franklin Parkway                                                                        (brownfield redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman,
Peregrine Venture Management Company (venture capital).

FRANK A. OLSON (1932)            Trustee           Since 2007          143                  Hess Corporation (exploration and
One Franklin Parkway                                                                        refining of oil and gas) and Sentient
San Mateo, CA 94403-1906                                                                    Jet (private jet service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).

LARRY D. THOMPSON (1945)         Trustee           Since 2007          143                  None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

JOHN B. WILSON (1959)            Lead              Trustee since       122                  None
One Franklin Parkway             Independent       2007 and Lead
San Mateo, CA 94403-1906         Trustee           Independent
                                                   Trustee since
                                                   January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief
Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000);
Chief Financial Officer and Executive Vice President - Finance and Strategy,
Staples, Inc. (office supplies) (1992-1996); Executive Vice President -
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice
President and Partner, Bain & Company (consulting firm) (1986-1990).


                               42 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                       NUMBER OF
                                                                       PORTFOLIOS IN FUND
NAME, YEAR OF BIRTH                                LENGTH OF           COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED         BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
-------------------              ---------------   -----------------   ------------------   -------------------------------------
**CHARLES B. JOHNSON (1933)       Trustee and      Trustee since        143                 None
One Franklin Parkway              Chairman of      1992 and
San Mateo, CA 94403-1906          the Board        Chairman of the
                                                   Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Director, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin
Templeton Investments.

**GREGORY E. JOHNSON (1961)      Trustee           Since 2007          94                   None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.;
President, Templeton Worldwide, Inc.; Director, Templeton Asset Management Ltd.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)            Chief             Chief Compliance    Not Applicable       Not Applicable
One Franklin Parkway             Compliance        Officer since
                                                   2004
San Mateo, CA 94403-1906         Officer and       and Vice
                                 Vice President    President - AML
                                 - AML             Compliance since
                                 Compliance        2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of
Compliance, Franklin Resources, Inc. (1994-2001).

LAURA F. FERGERSON (1962)        Treasurer,        Treasurer since     Not Applicable       Not Applicable
One Franklin Parkway             Chief Financial   2004, Chief
San Mateo, CA 94403-1906         Officer and       Financial Officer
                                 Chief             and Chief
                                 Accounting        Accounting
                                 Officer           Officer
                                                   since February
                                                   2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).


                               Annual Report | 43

                                                                       NUMBER OF
                                                                       PORTFOLIOS IN FUND
NAME, YEAR OF BIRTH                                LENGTH OF           COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED         BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
-------------------              ---------------   -----------------   ------------------   -------------------------------------
JIMMY D. GAMBILL (1947)          Vice President    Since February      Not Applicable       Not Applicable
500 East Broward Blvd.                             2008
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton
Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.

DAVID P. GOSS (1947)             Vice President    Since 2000          Not Applicable       Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR. (1940)    President and     Since 2002          Not Applicable       Not Applicable
One Franklin Parkway             Chief
San Mateo, CA 94403-1906         Executive
                                 Officer -
                                 Investment
                                 Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources,
Inc.; Director, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; Senior
Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 44 of the investment companies in Franklin Templeton
Investments.

KAREN L. SKIDMORE (1952)         Vice President    Since 2006          Not Applicable       Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of
30 of the investment companies in Franklin Templeton Investments.


                               44 | Annual Report

                                                                       NUMBER OF
                                                                       PORTFOLIOS IN FUND
NAME, YEAR OF BIRTH                                LENGTH OF           COMPLEX OVERSEEN
AND ADDRESS                      POSITION          TIME SERVED         BY BOARD MEMBER*     OTHER DIRECTORSHIPS HELD
-------------------              ---------------   -----------------   ------------------   -------------------------------------
CRAIG S. TYLE (1960)             Vice President    Since 2005          Not Applicable       Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).

GALEN G. VETTER (1951)           Senior Vice       Since February      Not Applicable       Not Applicable
500 East Broward Blvd.           President and     2008
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director,
RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2006. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                               Annual Report | 45

Franklin Templeton Money Fund Trust

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 25, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Templeton Money Fund Trust (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy


                               46 | Annual Report

Franklin Templeton Money Fund Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, attention in assessing the Fund's performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class C shares during the year ended December 31, 2007, as well as for previous annual periods ended on such date in comparison to a performance universe consisting of all retail money market funds as selected by Lipper. The Lipper report showed the Fund's total return for the one-year as well as the previous three-, five- and 10-year periods on an annualized basis to be in the second-lowest quintile of its performance universe. In discussing such performance, the Board noted that the Fund is not marketed to and cannot be purchased by the public, but is available only in exchange for Class B, C or R shares purchased by persons investing in other Franklin Templeton funds sold subject to a contingent deferred sales charge. Management further pointed out that the Fund was utilized by such holders as an alternative and frequently temporary investment and was managed in a conservative manner with investments in high-quality short-term securities, which generally earn lower yields than a portfolio with lower-quality and longer-term securities subject to more risk. In view of the Fund's limited availability to investors and the structure of its share ownership and operations, the Board placed lesser emphasis on its investment performance, but believed it acceptable in light of such factors noting that for the one-year period it was within 38 basis points of the average for its performance universe as shown in the Lipper report.


                               Annual Report | 47

Franklin Templeton Money Fund Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class C or B type shares. The results of such comparison showed the Fund's contractual investment management fee rate to be within 16 basis points above the median for such expense group, while its actual total expenses were within 26 basis points above the median of such group. The Board noted that the Lipper report stated that its methodology of selecting expense groups based on the much larger size of the master fund through which the Fund invests might result in an overstatement of Fund administrative fees and non-management expenses relative to such group and also noted that management had subsidized expenses through partial fee waivers. The Board believed the Fund's comparative expenses were acceptable in view of such facts.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional


                               48 | Annual Report

Franklin Templeton Money Fund Trust

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The advisory fee at the master fund level for the Fund is a flat rate of 0.15% at all asset levels. In addition, an administrative fee is charged the Fund at a rate of 0.455% on the first $100 million of net assets; 0.330% on the next $150 million of net assets; and 0.280% on net assets in excess of $250 million. The Fund had net assets of approximately $221 million on December 31, 2007. While the Board believed it problematic that the Manager and its affiliates realized any economies of scale in furnishing advisory and administrative services to the Fund in view of the transitory nature of its investment role within the Franklin Templeton fund complex as well as the services provided, the Board believed to the extent economies of scale did exist, that the fee schedules provided some sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                               Annual Report | 49

Franklin Templeton Money Fund Trust

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                               50 | Annual Report

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(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

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ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Money Fund

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

511 A2008 08/08

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $20,583 for the fiscal year ended June 30, 2008 and $17,933 for the fiscal year ended June 30, 2007.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended June 30, 2008 and $46,000 for the fiscal year ended June 30, 2007. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $234 for the fiscal year ended June 30, 2008 and $0 for the fiscal year ended June 30, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $283,843 for the fiscal year ended June 30, 2008 and $0 for the fiscal year ended June 30, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $284,077 for the fiscal year ended June 30, 2008 and $46,000 for the fiscal year ended June 30, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.


(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  August 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2008